Selling General and Administrative (Schedule of Selling General And Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Selling, General and Administrative [abstract]
General and administrative expense	$ 19,320	$ 15,616
Workers' participation	1,750	1,363
Selling, genereal and administrative subtotal	21,070	16,979
Share-based payments	3,841	14,138
Total selling, general and administrative expense	$ 24,911	$ 31,117